Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments [Line Items]
Restricted deposits	$ 8,490	$ 9,220
Deposits	100,000	100,000
Goodwill		6,580,660
Property and equipment	114,815	290,925
Intangible assets	6,381,563	9,312,080
Canada [Member]
Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments [Line Items]
Restricted deposits	8,490	9,220
Deposits
Goodwill
Property and equipment
Intangible assets
USA [Member]
Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments [Line Items]
Restricted deposits
Deposits	100,000	100,000
Goodwill		6,580,660
Property and equipment	114,815	290,925
Intangible assets	$ 6,381,563	$ 9,312,080